Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Derivative [Line Items]
Gross fair value of derivative assets	¥ 20,595	¥ 19,678
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	15,402	14,974
Impact of master netting agreements	(13,057)	(12,745)
Impact of collateral	(1,868)	(1,759)
Net exposure to credit risk	¥ 477	¥ 470